UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SB CAPITAL AND INCOME FUND

FORM N-Q

MARCH 31, 2005

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 54.3%
CONSUMER DISCRETIONARY - 7.1%
Hotels, Restaurants & Leisure - 0.5%
115,000	Brinker International, Inc. (a)	$4,165,300
50,000	CBRL Group, Inc. (b)	2,065,000
69,500	Ctrip.com International Ltd., ADR (a)(b)	2,630,575
100,000	McDonald’s Corp.	3,114,000

		11,974,875

Household Durables - 0.3%
367,200	Newell Rubbermaid Inc. (b)	8,056,368

Leisure Equipment & Products - 0.2%
60,000	Marvel Enterprises, Inc. (a)(b)	1,200,000
165,000	Mattel, Inc.	3,522,750

		4,722,750

Media - 4.2%
90,000	Cablevision Systems Corp. - New York Group, Class A Shares (a)	2,524,500
115,000	EchoStar Communications Corp., Class A Shares (a)	3,363,750
215,000	The Interpublic Group of Companies, Inc. (a)	2,640,200
186,495	Liberty Media Corp., Class A Shares (a)	1,933,953
45,050	Liberty Media International, Inc. (a)	1,970,487
249,800	News Corp., Class B Shares (b)	4,398,978
150,000	NTL Inc. (a)	9,550,500
59,400	ProQuest Co. (a)(b)	2,147,310
993,700	SES Global, FDR	12,872,913
1,717,863	Telewest Global, Inc. (a)(b)	30,560,783
225,000	Time Warner Inc. (a)	3,948,750
2,149,876	UnitedGlobalCom, Inc., Class A Shares (a)	20,337,827
81,100	Viacom Inc., Class B Shares	2,824,713

		99,074,664

Multiline Retail - 1.4%
165,000	Dollar General Corp.	3,615,150
465,000	J.C. Penney Co., Inc.	24,142,800
90,000	Wal-Mart Stores, Inc.	4,509,900

		32,267,850

Specialty Retail - 0.4%
110,000	Best Buy Co., Inc.	5,941,100
105,000	Regis Corp.	4,297,650

		10,238,750

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Textiles & Apparel - 0.1%
70,000	Reebok International Ltd. (b)	$3,101,000

	TOTAL CONSUMER DISCRETIONARY	169,436,257

CONSUMER STAPLES - 2.9%
Beverages - 0.2%
80,000	PepsiCo, Inc.	4,242,400

Food & Drug Retailing - 0.6%
80,000	CVS Corp.	4,209,600
590,000	The Kroger Co. (a)	9,457,700

		13,667,300

Food Products - 0.7%
112,400	Kellogg Co.	4,863,548
155,000	McCormick & Co., Inc., Non-Voting Shares	5,336,650
340,000	Sara Lee Corp.	7,534,400

		17,734,598

Household Products - 0.6%
175,000	Kimberly-Clark Corp.	11,502,750
60,000	The Procter & Gamble Co.	3,180,000

		14,682,750

Tobacco - 0.8%
300,000	Altria Group, Inc.	19,617,000

	TOTAL CONSUMER STAPLES	69,944,048

ENERGY - 7.6%
Energy Equipment & Services - 3.0%
12,500	Compagnie Generale de Geophysique SA (a)(b)	1,094,132
435,600	ENSCO International Inc.	16,404,696
129,000	GlobalSantaFe Corp.	4,778,160
178,500	Halliburton Co.	7,720,125
193,100	Nabors Industries, Ltd. (a)	11,419,934
200,000	Pride International, Inc. (a)	4,968,000
363,900	Rowan Cos., Inc.	10,891,527
66,000	TGS Nopec Geophysical Co. ASA (a)	1,934,294
220,000	Transocean Inc. (a)	11,321,200

		70,532,068

Oil & Gas - 4.6%
160,000	BP PLC, Sponsored ADR	9,984,000
105,700	LUKOIL, Sponsored ADR	14,322,350
474,400	Marathon Oil Corp.	22,258,848

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Oil & Gas - 4.6% (continued)
228,600	Nexen Inc. (b)	$12,556,998
75,000	Noble Energy, Inc. (b)	5,101,500
379,700	Total SA, Sponsored ADR (b)(c)	44,512,231

		108,735,927

	TOTAL ENERGY	179,267,995

FINANCIALS - 12.4%
Banks - 2.0%
410,348	Bank of America Corp.	18,096,347
100,000	Comerica Inc.	5,508,000
25,000	M&T Bank Corp. (b)	2,551,500
100,000	U.S. Bancorp	2,882,000
50,000	Wachovia Corp.	2,545,500
206,300	Wells Fargo & Co.	12,336,740
40,000	Zions Bancorp.	2,760,800

		46,680,887

Diversified Financials - 2.3%
35,000	American Express Co.	1,797,950
227,400	Capital One Financial Corp. (b)	17,002,698
230,000	Freddie Mac (c)	14,536,000
20,000	The Goldman Sachs Group, Inc.	2,199,800
168,780	JPMorgan Chase & Co.	5,839,788
47,800	Legg Mason, Inc.	3,735,092
25,000	Lehman Brothers Holdings Inc.	2,354,000
143,200	Merrill Lynch & Co., Inc.	8,105,120

		55,570,448

Insurance - 1.5%
97,600	American International Group, Inc.	5,408,016
110,400	Assurant, Inc.	3,720,480
25	Berkshire Hathaway Inc., Class A Shares (a)(b)	2,175,000
132,100	The Chubb Corp.	10,471,567
25,000	The Hartford Financial Services Group, Inc.	1,714,000
47,000	IPC Holdings, Ltd. (b)	1,846,160
115,000	PartnerRe Ltd.	7,429,000
50,000	Willis Group Holdings Ltd. (b)	1,843,500

		34,607,723

Real Estate - 6.6%
78,000	Alexandria Real Estate Equities, Inc.	5,021,640
265,000	AMB Property Corp.	10,017,000
75,000	American Financial Realty Trust	1,097,250

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Real Estate - 6.6% (continued)
30,000	Apartment Investment & Management Co., Class A Shares	$1,116,000
180,000	Archstone-Smith Trust	6,139,800
100,000	Ashford Hospitality Trust	1,020,000
130,000	Avalonbay Communities, Inc.	8,695,700
143,200	BioMed Realty Trust, Inc.	2,949,920
71,200	Boston Properties, Inc.	4,288,376
55,000	BRE Properties, Inc., Class A Shares (b)	1,941,500
181,900	CarrAmerica Realty Corp.	5,738,945
50,000	Developers Diversified Realty Corp.	1,987,500
85,000	Duke Realty Corp.	2,537,250
210,000	Equity Office Properties Trust	6,327,300
230,000	Equity Residential	7,408,300
120,000	Federal Realty Investment Trust	5,802,000
273,927	General Growth Properties, Inc.	9,340,911
100,000	Gramercy Capital Corp.	1,950,000
37,400	Heritage Property Investment Trust (b)	1,110,032
110,000	Highwoods Properties, Inc.	2,950,200
123,000	iStar Financial Inc.	5,065,140
50,000	Kimco Realty Corp.	2,695,000
30,000	The Macerich Co.	1,598,400
29,000	Pan Pacific Retail Properties, Inc.	1,645,750
345,000	ProLogis	12,799,500
160,000	PS Business Parks, Inc.	6,448,000
85,000	Public Storage, Inc.	4,839,900
105,227	Reckson Associates Realty Corp.	3,230,469
74,000	Regency Centers Corp.	3,524,620
165,000	Simon Property Group, Inc.	9,995,700
188,977	SL Green Realty Corp. (b)	10,624,287
110,000	Vornado Realty Trust	7,619,700

		157,526,090

	TOTAL FINANCIALS	294,385,148

HEALTHCARE - 8.3%
Biotechnology - 2.4%
241,000	Amgen Inc. (a)	14,028,610
331,600	Genentech, Inc. (a)	18,771,876
318,200	InterMune Inc. (a)(b)	3,500,200
175,000	MacroPore Biosurgery, Inc. (a)	474,286
10,000	MacroPore Biosurgery, Inc., Reg S Shares (a)	27,500
260,000	OSI Pharmaceuticals, Inc. (a)	10,748,400

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Biotechnology - 2.4% (continued)
402,500	Transkaryotic Therapies, Inc. (a)(b)	$10,048,412

		57,599,284

Healthcare Equipment & Supplies - 0.8%
241,300	DJ Orthopedics Inc. (a)(b)	6,044,565
64,400	Fisher Scientific International Inc. (a)	3,665,648
116,800	Zimmer Holdings, Inc. (a)	9,088,208

		18,798,421

Healthcare Providers & Services - 2.2%
90,000	Aetna, Inc.	6,745,500
200,000	Coventry Health Care, Inc. (a)	13,628,000
100,000	Omnicare, Inc.	3,545,000
180,000	PacifiCare Health Systems, Inc. (a)	10,245,600
178,000	Triad Hospitals, Inc. (a)	8,917,800
70,000	WellPoint Inc. (a)	8,774,500

		51,856,400

Pharmaceuticals - 2.9%
125,000	Abbott Laboratories	5,827,500
504,013	GlaxoSmithKline PLC	11,545,676
190,936	GlaxoSmithKline PLC, ADR (b)	8,767,781
130,900	Novartis AG, ADR	6,123,502
446,600	Pfizer Inc.	11,732,182
118,300	Sanofi-Aventis	9,979,025
78,900	Sanofi-Aventis, ADR	3,340,626
142,500	Sepracor Inc. (a)(b)	8,180,925
100,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	3,100,000

		68,597,217

	TOTAL HEALTHCARE	196,851,322

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.9%
459,700	The Boeing Co.	26,874,062
75,300	Lockheed Martin Corp.	4,597,818
337,700	Raytheon Co.	13,068,990

		44,540,870

Building Products - 0.6%
289,500	American Standard Cos. Inc.	13,455,960

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 0.4%
93,500	ARAMARK Corp., Class B shares	$2,457,180
71,500	Avery Dennison Corp.	4,427,995
119,500	Wright Express Corp. (a)(b)	2,043,450

		8,928,625

Construction & Engineering - 0.3%
182,000	Chicago Bridge & Iron Co. N.V., NY Shares (b)	8,013,460

Industrial Conglomerates - 1.4%
932,000	General Electric Co. (d)	33,607,920

Machinery - 1.0%
669,000	Navistar International Corp. (a)(b)	24,351,600

Trading Companies & Distributors - 0.1%
45,300	MSC Industrial Direct Co., Class A Shares (b)	1,384,368

	TOTAL INDUSTRIALS	134,282,803

INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 2.3%
9,543,400	ADC Telecommunications, Inc. (a)(b)	18,991,366
130,000	Corning Inc. (a)	1,446,900
473,800	Nokia Oyj, Sponsored ADR	7,310,734
7,410,200	Nortel Networks Corp. (a)	20,229,846
308,000	Polycom, Inc. (a)	5,220,600

		53,199,446

Computers & Peripherals - 1.1%
134,800	Hewlett-Packard Co.	2,957,512
297,000	Lexmark International, Inc., Class A Shares (a)	23,751,090

		26,708,602

Electronic Equipment & Instruments - 0.0%
348,975	DDi Corp. (a)(b)	977,130
7,900	Dolby Laboratories Inc., Class A Shares (a)	185,650

		1,162,780

Internet Software & Services - 0.3%
257,200	Digitas Inc. (a)(b)	2,597,720
87,900	SINA Corp. (a)(b)	2,730,174
21,500	The9 Ltd., ADR (a)(b)	369,155

		5,697,049

Semiconductor Equipment & Products - 0.8%
221,000	Intel Corp.	5,133,830
319,000	Maxim Integrated Products, Inc.	13,037,530
100,000	Teradyne, Inc. (a)	1,460,000

		19,631,360

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Software - 0.8%
811,600	Microsoft Corp.	$19,616,372

	TOTAL INFORMATION TECHNOLOGY	126,015,609

MATERIALS - 2.2%
Chemicals - 0.7%
235,300	Air Products & Chemicals, Inc.	14,892,137
40,000	E.I. Du Pont de Nemours & Co.	2,049,600

		16,941,737

Containers & Packaging - 0.2%
100,000	Sealed Air Corp. (a)	5,194,000

Metals & Mining - 1.0%
318,500	Barrick Gold Corp. (b)	7,631,260
338,000	Compass Minerals International, Inc.	8,602,100
60,000	CONSOL Energy Inc.	2,821,200
126,700	Massey Energy Co. (b)	5,073,068

		24,127,628

Paper & Forest Products - 0.3%
162,200	International Paper Co.	5,967,338

	TOTAL MATERIALS	52,230,703

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
105,000	ALLTELL Corp.	5,759,250
108,500	Citizens Communications Co. (b)	1,403,990
60,000	Sprint Corp.	1,365,000

		8,528,240

Wireless Telecommunication Services - 1.1%
97,500	Crown Castle International Corp. (a)	1,565,850
470,600	Nextel Communications, Inc., Class A Shares (a)	13,374,452
175,000	Nextel Partners, Inc., Class A Shares (a)	3,843,000
79,600	Spectrasite Inc. (a)(b)	4,614,412
50,000	Western Wireless Corp., Class A Shares (a)	1,898,000

		25,295,714

	TOTAL TELECOMMUNICATION SERVICES	33,823,954

UTILITIES - 1.4%
Electric Utilities - 0.5%
100,000	Entergy Corp.	7,066,000
94,000	NRG Energy, Inc. (a)	3,210,100

		10,276,100

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Gas Utilities - 0.5%
1,168,100	El Paso Corp. (b)	$12,358,498

Multi-Utilities - 0.4%
110,300	Sempra Energy	4,394,352
275,000	The Williams Cos., Inc.	5,172,750

		9,567,102

	TOTAL UTILITIES	32,201,700

	TOTAL COMMON STOCK
	(Cost - $1,096,675,221)	1,288,439,539

PREFERRED STOCK - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Media - 0.1%
1,268	Spanish Broadcasting System, Inc., Series B, 10.750% due 10/15/13
	(Cost - $1,289,220)	1,397,970

CONVERTIBLE PREFERRED STOCK - 3.2%
ENERGY - 0.1%
Oil & Gas - 0.1%
50,000	Hanover Compressor Capital Trust, 7.250% due 12/15/29 (b)	2,443,750

FINANCIALS - 2.6%
Banks - 0.7%
150,000	Commerce Capital Trust II, 5.950% due 3/11/32	9,300,000
155,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	7,343,125

		16,643,125

Diversified Financials - 1.3%
150,000	Capital One Financial Corp., 6.250% due 5/17/05	7,584,000
430,000	Host Marriott Finance Trust, 6.750% due 12/2/26	23,865,000

		31,449,000

Insurance - 0.2%
4,000	Fortis Insurance NV, 7.750% due 1/26/08 (e)	4,270,640

Real Estate - 0.4%
155,900	Simon Property Group, Inc., 6.000% due 12/31/49 (b)	8,641,537

	TOTAL FINANCIALS	61,004,302

MATERIALS - 0.2%
Containers & Packaging - 0.2%
200,000	Smurfit-Stone Container Corp., Series A, 7.000% due 2/15/12	5,006,400

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
85,500	Dobson Communications Corp., 6.000% due 8/19/16 (a)(b)	6,647,625

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost - $70,498,148)	75,102,077

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$304,008		8.500% due 9/1/25	$332,248
2,838,713		6.000% due 9/1/32	2,910,007
328,778		Series 2764, Class DT, 6.000% due 3/15/34	322,155
857,510		Series 2780, Class SL, 6.000% due 4/15/34	864,294
3,028,400		Federal National Mortgage Association (FNMA),
		8.000% due 12/1/12	3,189,172

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $7,768,509)	7,617,876

CORPORATE BONDS - 23.5%
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.2%
325,000	BBB	DaimlerChrysler NA Holding Corp., 6.400% due 5/15/06	331,995
1,400,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31 (b)	1,269,842
3,550,000	BBB-	General Motors Corp., Debentures, 8.375% due 7/15/33 (b)	3,045,197

			4,647,034

Hotels, Restaurants & Leisure - 2.7%
4,000,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14	4,345,000
		Caesars Entertainment, Inc., Sr. Sub. Notes:
4,425,000	BB-	7.875% due 12/15/05	4,530,094
4,000,000	BB-	8.875% due 9/15/08	4,395,000
575,000	BB-	7.875% due 3/15/10	629,625
1,000,000	BB-	8.125% due 5/15/11 (b)	1,112,500
250,000	A-	Carnival Corp., 3.750% due 11/15/07	245,842
4,500,000	B-	Cinemark Inc., Sr. Discount Notes, step bond to yield 9.760% due 3/15/14	3,217,500
2,950,000	CCC+	Denny’s Corp., Sr. Notes, 10.000% due 10/1/12 (b)(e)	3,112,250
2,750,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 12/1/12 (d)	3,144,232
5,000,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14 (b)	4,975,000
2,000,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	2,155,000
2,350,000	B	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (b)(e)	2,241,313
250,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (e)	250,000
6,000,000	BB-	Mandalay Resort Group, Sr. Sub. Notes, Series B,
		10.250% due 8/1/07	6,555,000
275,000	A	McDonald’s Corp., Medium-Term Notes, Series E,
		5.950% due 1/15/08	285,456
		MGM Mirage, Sr. Sub. Notes:
6,000,000	BB-	9.750% due 6/1/07	6,480,000

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Hotels, Restaurants & Leisure - 2.7% (continued)
$4,000,000	BB-	8.375% due 2/1/11 (b)	$4,340,000
1,525,000	B+	Mohegan Tribal Gaming Authority, Sr. Sub. Notes,
		6.875% due 2/15/15 (e)	1,517,375
3,655,000	B-	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	3,673,275
2,525,000	CCC	Six Flags Inc., Sr. Notes, 9.625% due 6/1/14 (b)	2,341,938
5,500,000	B+	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	5,534,375

			65,080,775

Media - 2.4%
2,000,000	B+	Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (e)	2,065,000
		Charter Communications Holdings LLC, Sr. Discount Notes:
5,000,000	CCC-	Step bond to yield 26.888% due 1/15/10	4,312,500
10,000,000	CCC-	Step bond to yield 21.795% due 1/15/11 (b)	8,050,000
10,000,000	CCC-	Step bond to yield 23.435% due 5/15/11(b)	6,950,000
175,000	BBB-	Clear Channel Communications Inc., Sr. Notes, 3.125% due 2/1/07	169,853
		CSC Holdings Inc.:
5,000,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	5,225,000
500,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	552,500
8,000,000	B	Dex Media Inc., Discount Notes, step bond to yield 8.906% due 11/15/13 (b)	6,120,000
		EchoStar DBS Corp.:
2,000,000	BB-	6.625% due 10/1/14 (e)	1,942,500
1,625,000	BB-	Sr. Notes, 9.125% due 1/15/09	1,742,813
6,850,000	B	Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13 (b)	6,867,125
		Nexstar Finance Inc., Sr. Sub. Notes:
200,000	B-	7.000% due 1/15/14	190,000
3,050,000	B-	7.000% due 1/15/14 (e)	2,897,500
175,000	BBB	TCI Communications Inc., Sr. Notes, 6.875% due 2/15/06	180,344
175,000	BBB+	Time Warner Inc., 6.125% due 4/15/06	178,620
875,000	A-	Viacom Inc., 7.150% due 5/20/05	878,808
225,000	BBB+	The Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	229,509
7,500,000	CCC	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14 (b)	7,143,750

			55,695,822

Multiline Retail - 0.6%
350,000	A	Costco Wholesale Corp., Sr. Notes, 5.500% due 3/15/07	359,122
275,000	A-	CVS Corp., Notes, 5.625% due 3/15/06	279,139
275,000	AA	Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	278,458
750,000	CCC	Home Interiors & Gifts Inc., Sr. Sub. Notes,
		10.125% due 6/1/08 (b)	622,500

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Multiline Retail - 0.6% (continued)
$3,000,000	BB+	J.C. Penney Co. Inc., Notes, 8.000% due 3/1/10	$3,015,000
1,350,000	B	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	1,317,938
300,000	A+	Lowe’s Cos., Inc., Sr. Notes, 7.500% due 12/15/05	307,835
2,500,000	B-	Rite Aid Corp., Sr. Debentures, 6.875% due 8/15/13 (b)	2,337,500
5,000,000	B+	Saks, Inc., Sr. Notes, 7.375% due 2/15/19	4,500,000
275,000	A+	Target Corp., Notes, 5.500% due 4/1/07	281,619
350,000	AA	Wal-Mart Stores, Inc., 5.580% due 5/1/06 (e)	355,958
1,129,000	BB-	Yell Finance B.V., Sr. Notes, 10.750% due 8/1/11	1,277,181

			14,932,250

Specialty Retail - 0.4%
1,955,000	B-	Jafra Cosmetics International Inc., Sr. Sub. Notes,
		10.750% due 5/15/11	2,258,025
5,000,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	5,237,500
875,000	BB	Toys R US Inc., Sr. Notes, 7.375% due 10/15/18 (b)	735,000

			8,230,525

Textiles & Apparel - 0.3%
275,000	A	Cintas Corp. No. 2, 5.125% due 6/1/07	280,827
		Levi Strauss & Co., Sr. Notes:
725,000	B-	7.730% due 4/1/12 (e)	715,938
500,000	B-	12.250% due 12/15/12	547,500
2,525,000	B-	9.750% due 1/15/15 (e)	2,493,438
		Simmons Co.:
1,875,000	B-	Sr. Discount Notes, step bond to yield 10.002% due 12/15/14 (e)	1,181,250
1,750,000	B-	Sr. Sub. Notes, 7.875% due 1/15/14	1,793,750
400,000	A-	V. F. Corp., Notes, 8.100% due 10/1/05	408,409

			7,421,112

		TOTAL CONSUMER DISCRETIONARY	156,007,518

CONSUMER STAPLES - 0.7%
Beverages - 0.0%
300,000	A	Bottling Group LLC, Sr. Notes, 2.450% due 10/16/06	293,208

Food & Drug Retailing - 0.5%
275,000	A	Brown-Forman Corp., Notes, 3.000% due 3/15/08	264,741
6,000,000	B+	Constellation Brands, Inc., Sr. Sub. Notes, Series B,
		8.125% due 1/15/12 (b)	6,450,000
250,000	A	Diageo Capital PLC, Notes, 3.500% due 11/19/07	245,581

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Food & Drug Retailing - 0.5% (continued)
$5,000,000	B-	Pinnacle Foods Holding Corp., Sr. Sub. Notes,
		8.250% due 12/1/13 (b)	$4,300,000
325,000	BBB	Safeway Inc., Notes, 4.800% due 7/16/07	325,302
275,000	A+	Unilever Capital Corp., Sr. Notes, 6.875% due 11/1/05	281,915

			11,867,539

Food Products - 0.1%
2,000,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	2,175,000
116,279	B+	Dole Foods Co. Inc., Sr. Notes, 8.875% due 3/15/11	125,581
300,000	A	H.J. Heinz Co., Notes, 6.000% due 3/15/08 (b)	312,412
175,000	BBB+	Kellogg Co., Sr. Notes, 2.875% due 6/1/08	166,867

			2,779,860

Household Products - 0.1%
2,025,000	CCC+	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11 (b)	2,116,125

Personal Products - 0.0%
350,000	AA -	The Gillette Co., Notes, 3.500% due 10/15/07	347,300

		TOTAL CONSUMER STAPLES	17,404,032

ENERGY - 1.7%
Energy Equipment & Services - 0.7%
175,000	BBB+	Consolidated Natural Gas Co., Sr. Notes, Series B,
		5.375% due 11/1/06	178,257
175,000	BBB	Duke Energy Field Services LLC, Notes, 5.750% due 11/15/06	178,851
		Dynegy Holdings Inc:
6,150,000	CCC+	Debentures, 7.125% due 5/15/18	4,858,500
2,500,000	B-	Secured Notes, 10.125% due 7/15/13 (e)	2,737,500
150,000	A-	Noble Drilling Corp., Sr. Notes, 6.950% due 3/15/09	161,119
		The Williams Cos., Inc., Notes:
2,500,000	B+	7.625% due 7/15/19	2,718,750
2,500,000	B+	7.750% due 6/15/31	2,712,500
2,500,000	B+	8.750% due 3/15/32	2,981,250

			16,526,727

Oil & Gas - 1.0%
200,000	BBB+	Burlington Resources Finance Co., 5.600% due 12/1/06	204,069
4,625,000	BB-	Chesapeake Energy Corp., Sr. Notes, 6.375% due 6/15/15 (e)	4,590,313
500,000	A-	Conoco Funding Co., 5.450% due 10/15/06	510,872
175,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	168,751
200,000	BBB+	EOG Resources Inc., Notes, 6.000% due 12/15/08	209,031
11,000,000	NR	Friede Goldman Halter, Inc., Sub. Notes, 4.500% due 12/15/09 (g)	907,500

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Oil & Gas - 1.0% (continued)
$5,000,000	B-	Hanover Compressor Co., Sub. Notes, zero coupon bond to yield 8.098% due 3/31/07	$4,425,000
650,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	718,250
3,250,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	3,656,250
250,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	265,960
5,000,000	B+	Stone Energy Corp., Sr. Sub. Notes, 6.750% due 12/15/14	4,875,000
2,097,000	B	Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11 (b)	2,233,305

			22,764,301

		TOTAL ENERGY	39,291,028

FINANCIALS - 2.4%
Banks - 0.2%
250,000	A+	ABN Amro Bank NV, Sub. Notes, 7.125% due 6/18/07	265,231
325,000	A+	American Express Centurion Bank, Notes,
		Floating Rate 2.940% due 7/19/07	325,559
270,000	A	Banesto Finance Ltd., 7.500% due 3/25/07	285,643
400,000	A+	Bank of America Corp., Sub. Notes, 6.375% due 2/15/08	420,140
175,000	BBB+	Bank United Corp., Sub. Notes, 8.875% due 5/1/07	189,832
325,000	A-	BB&T Corp., Sub. Notes, Redeemable and Putable Securities,
		6.375% due 6/30/05	327,515
275,000	A	Corporacion Andina De Fomento Inc., Notes,
		Floating Rate 3.050% due 1/26/07	275,486
245,454	AA-	Fifth Third Bancorp, Notes, 2.870% due 8/10/09	237,503
250,000	AA-	FleetBoston Financial Corp., Sr. Medium-Term Notes,
		Series T, 4.200% due 11/30/07 (b)	249,110
210,000	A	KeyBank National Association, Bank Notes, Series T,
		5.000% due 7/17/07	214,614
350,000	A+	Marshall & Isley Bank, Notes, 3.800% due 2/8/08	344,550
300,000	A+	National City Bank, Notes, 2.500% due 4/17/06	295,761
300,000	A-	PNC Funding Corp., Sr. Notes, 5.750% due 8/1/06	306,732
300,000	AA-	SunTrust Banks, Inc., Sr. Bank Notes, Series T,
		2.125% due 1/30/06	295,819
350,000	AA-	U.S. Bank NA, Bank Notes, 2.870% due 2/1/07	343,206
225,000	A1*	Wachovia Corp., Sub. Notes, 6.400% due 4/1/08	240,334
225,000	AA-	Wells Fargo & Co., Notes, Floating Rate 3.113% due 3/23/07	225,243
175,000	BBB	Zions Bancorp., Sr. Notes, 2.700% due 5/1/06	172,474

			5,014,752

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Diversified Financials - 1.7%
$5,000,000	CCC+	Alamosa Delaware Inc., Sr. Notes, 8.500% due 1/31/12	$5,206,250
250,000	A+	American General Finance Corp., Medium-Term Notes,
		Series G, 5.750% due 3/15/07	256,815
325,000	BBB+	Amvescap PLC, Sr. Notes, 5.900% due 1/15/07	334,798
325,000	B	Athena Neurosciences Finance LLC, Sr. Notes,
		7.250% due 2/21/08 (b)	273,813
3,000,000	CCC+	Atlantic Broadband Finance LLC, Sr. Sub. Notes,
		9.375% due 1/15/14 (e)	2,895,000
2,925,000	B-	BCP Caylux Holdings Inc., Sr. Sub. Notes,
		9.625% due 6/15/14 (e)	3,349,125
250,000	A	The Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	256,431
500,000	A+	BHP Finance USA Ltd., 6.690% due 3/1/06	512,830
112,000	A	Boeing Capital Corp., Sr. Notes, 5.650% due 5/15/06	114,008
275,000	A	Caterpillar Finance Service Corp., Medium-Term Notes, Series F,
		3.000% due 2/15/07	269,639
350,000	BBB	Cendant Corp., Notes, 6.875% due 8/15/06	362,364
250,000	A	CIT Group Inc., Notes, 6.500% due 2/7/06	255,576
275,000	A-	Core Investment Grade Bond Trust I, Pass-Through Certificates,
		4.727% due 11/30/07	276,786
275,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series K,
		4.250% due 12/19/07	272,652
200,000	A+	Credit Suisse First Boston USA Inc., Notes, 5.750% due 4/15/07	205,890
250,000	BBB-	Ford Motor Credit Co., Notes, 6.500% due 1/25/07	252,642
250,000	AAA	General Electric Cap Corp., Medium-Term Notes, Series A, Floating Rate 3.110% due 6/22/07 (b)	250,417
		General Motors Acceptance Corp., Notes:
175,000	BBB-	6.125% due 9/15/06	174,252
4,725,000	BBB-	6.750% due 12/1/14 (b)	4,088,358
250,000	A	HSBC Finance Corp., Sr. Unsub. Notes, 5.875% due 2/1/09	260,362
275,000	A+	IBM Canada Credit Card Services Co., Sr. Notes,
		3.750% due 11/30/07 (e)	270,187
225,000	AA-	International Lease Finance Corp., Notes, 5.750% due 10/15/06	230,832
325,000	A-	John Deere Capital Corp., Notes, 5.125% due 10/19/06	330,239
250,000	A+	JPMorgan Chase & Co., Sr. Notes, 5.350% due 3/1/07	255,164
5,000,000	B-	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	5,400,000
275,000	A+	Morgan Stanley, 5.800% due 4/1/07	282,855
310,000	A+	Nationwide Building Society, Sr. Notes, 2.625% due 1/30/07 (e)	302,062
200,000	BBB	NiSource Finance Corp., Sr. Notes, 7.625% due 11/15/05	204,625

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Diversified Financials - 1.7% (continued)
$300,000	AA	Province of Ontario, Notes, 3.282% due 3/28/08	$291,327
2,000,000	B+	Rainbow National Services LLC, Sr. Sub. Debentures,
		10.375% due 9/1/14 (e)	2,245,000
225,000	A-	Reed Elsevier Capital Inc., Bonds, 6.125% due 8/1/06	229,759
170,000	A+	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	160,287
200,000	A	SLM Corp., Sr. Medium-Term Notes, Series A,
		Floating Rate 2.900% due 1/26/09	200,431
9,404,648	BB-	Targeted Return Index Securities Trust, Secured Notes,
		Step bond to yield 7.531% due 8/1/15 (e)	9,786,082
300,000	A-	Textron Financial Corp., Medium-Term Notes, Series E,
		2.750% due 6/1/06	293,751
325,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes,
		5.650% due 1/15/07	333,612

			40,684,221

Insurance - 0.1%
275,000	A	The Chubb Corp., Notes, 6.150% due 8/15/05	277,315
250,000	A-	The Hartford Financial Services Group, Inc., Sr. Notes,
		2.375% due 6/1/06	244,401
300,000	BBB	Marsh & McLennan Cos. Inc., Notes,
		Floating Rate 2.770% due 7/13/07	298,776
325,000	A	MGIC Investment Corp., Senior Notes, 7.500% due 10/15/05	331,252
500,000	AA	Monumental Global Funding II, Secured Notes,
		6.050% due 1/19/06 (e)	508,584
300,000	AA-	Nationwide Life Global Fund, Notes,
		Floating Rate 3.180% due 9/28/07 (e)	300,245
325,000	AA	Protective Life U.S. Funding Trust, Notes,
		5.875% due 8/15/06 (e)	332,182

			2,292,755

Real Estate - 0.4%
		Host Marriott L.P., Sr. Notes:
950,000	B+	7.125% due 11/1/13 (b)	947,625
3,900,000	B+	6.375% due 3/15/15 (e)	3,744,000
5,000,000	CCC+	Meristar Hospitality Corp., Sr. Notes,
		9.125% due 1/15/11 (b)	5,250,000

			9,941,625

		TOTAL FINANCIALS	57,933,353

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
HEALTHCARE - 1.0%
Healthcare Equipment & Supplies - 0.0%
$275,000	A-	Baxter International Inc., Notes, 5.250% due 5/1/07 (b)	$278,756

Healthcare Providers & Services - 0.9%
1,750,000	B-	Ameripath Inc., Sr. Notes, 10.500% due 4/1/13	1,750,000
1,325,000	B	DaVita Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (e)	1,305,125
		HCA Inc.:
5,800,000	BB+	Notes, 6.375% due 1/15/15 (b)	5,786,324
175,000	BB+	Sr. Notes, 7.125% due 6/1/06	180,931
5,500,000	B-	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14	5,761,250
225,000	BBB	Quest Diagnostics Inc., Sr. Notes, 6.750% due 7/12/06	232,127
		Tenet Healthcare Corp.:
4,350,000	B	Notes, 7.375% due 2/1/13 (b)	4,121,625
25,000	B	Sr. Notes, 9.875% due 7/1/14	26,125
2,000,000	B	Triad Hospitals Inc., Sr. Sub. Notes, 7.000% due 11/15/13 (b)	1,975,000
250,000	A	UnitedHealth Group Inc., Sr. Notes, 3.300% due 1/30/08	242,718
175,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	179,500

			21,560,725

Pharmaceuticals - 0.1%
2,675,000	CCC+	Warner Chilcott Corp., 8.750% due 2/1/15 (e)	2,701,750

		TOTAL HEALTHCARE	24,541,231

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
2,375,000	B	DRS Technologies Inc., Sr. Sub. Notes, 6.875% due 11/1/13 (e)	2,386,875
275,000	A	General Dynamics Corp., Sr. Notes, 2.125% due 5/15/06	269,595
225,000	BBB-	Goodrich Corp., Notes, 7.500% due 4/15/08	243,732
337,000	BBB-	Raytheon Co., Notes, 6.500% due 7/15/05	339,793
7,500,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	8,062,500

			11,302,495

Building Products - 0.3%
5,000,000	BBB-	American Standard, Inc., Sr. Bonds, 8.250% due 6/1/09	5,641,395
175,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08 (b)	175,093
250,000	BBB+	Masco Corp., Sr. Notes, 6.750% due 3/15/06	256,156

			6,072,644

Diversified Industrials - 0.6%
250,000	A+	Cargill Inc., Notes, 6.250% due 5/1/06 (e)	255,927
2,850,000	B-	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13 (b)	2,557,875
275,000	A-	Cooper Industries Inc., 5.250% due 7/1/07	280,089

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Diversified Industrials - 0.6% (continued)
$304,000	A-	Ingersoll-Rand Co. Ltd., Notes, 6.250% due 5/15/06	$310,984
6,500,000	B	Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13	6,597,500
4,000,000	B	Koppers Inc., 9.875% due 10/15/13	4,480,000

			14,482,375

Industrial Conglomerates - 0.2%
225,000	A	Honeywell International Inc., Notes, 6.875% due 10/3/05	228,518
2,500,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)(e)	2,556,250
1,550,000	CCC+	Park-Ohio Industries Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (e)	1,503,500
175,000	BBB	Tyco International Group SA, 6.375% due 6/15/05	175,900

			4,464,168

Machinery - 0.2%
		Allied Waste North America, Inc., Sr. Notes:
100,000	BB-	7.250% due 3/15/15 (e)	95,500
		Series B:
1,025,000	BB-	9.250% due 9/1/12	1,101,875
4,950,000	B+	7.375% due 4/15/14 (b)	4,504,500

			5,701,875

Transportation - 0.2%
1,300,000	CCC+	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (e)	1,391,000
2,500,000	B+	OMI Corp., Sr. Notes, 7.625% due 12/1/13	2,609,375
170,000	BBB	Union Pacific Corp., Notes, 7.600% due 5/1/05	170,482

			4,170,857

		TOTAL INDUSTRIALS	46,194,414

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.5%
		Lucent Technologies Inc.:
10,000,000	B	Debentures, 6.450% due 3/15/29	8,675,000
3,500,000	B	Notes, 5.500% due 11/15/08 (h)	3,438,750

			12,113,750

Computers & Peripherals - 0.0%
550,000	A-	Hewlett-Packard Co., Notes, 7.150% due 6/15/05 (b)	554,244

IT Consulting & Services - 0.3%
		Unisys Corp., Sr. Notes:
1,500,000	BB+	8.125% due 6/1/06	1,545,000
6,000,000	BB+	7.875% due 4/1/08	6,060,000

			7,605,000

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Semiconductor Equipment & Products - 0.2%
$5,000,000	B	Amkor Technology, Inc., Sr. Notes, 7.750% due 5/15/13 (b)	$4,225,000

		TOTAL INFORMATION TECHNOLOGY	24,497,994

MATERIALS - 3.1%
Chemicals - 1.9%
2,500,000	BB-	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	2,731,249
5,000,000	B-	Compass Minerals Group Inc., Sr. Sub. Notes,
		10.000% due 8/15/11	5,462,500
3,000,000	B+	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	3,382,500
4,524,000	B	Huntsman International LLC, Sr. Sub. Notes,
		10.125% due 7/1/09 (b)	4,727,580
7,500,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	8,156,250
129,000	NR	Key Plastics Holdings, Inc., Series B, 10.250% due 3/15/07 (g)(i)	161
4,750,000	BB-	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12 (b)	5,486,250
116,000	BB-	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	124,990
3,750,000	B-	OM Group, Inc., 9.250% due 12/15/11	3,881,250
223,000	A	PPG Industries Inc., Notes, 6.500% due 11/1/07 (b)	234,382
4,475,000	B	Resolution Performance Products LLC, Secured Notes,
		8.000% due 12/15/09	4,721,125
		Rhodia SA:
		Sr. Notes:
3,150,000	CCC+	7.625% due 6/1/10 (b)	3,118,500
1,500,000	CCC+	10.250% due 6/1/10 (b)	1,642,500
1,850,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	1,808,375

			45,477,612

Containers & Packaging - 0.5%
2,500,000	B-	Anchor Glass Container Corp., Secured Notes,
		11.000% due 2/15/13 (b)	2,268,750
2,458,000	B	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	2,537,885
2,800,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10 (b)	2,898,000
900,000	CCC+	Pliant Corp., Sr. Sub. Notes, 13.000% due 6/1/10	765,000
2,900,000	B	Stone Container Finance Co. of Canada II, Sr. Notes,
		7.375% due 7/15/14	2,885,500
175,000	BBB	Waste Management Inc., Notes, 7.000% due 10/15/06	182,153

			11,537,288

Metals & Mining - 0.1%
1,175,000	B+	AK Steel Corp., 7.875% due 2/15/09 (b)	1,157,375
1,154,000	BBB+	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	1,355,950

			2,513,325

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Paper & Forest Products - 0.6%
$2,445,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30 (b)	$2,304,413
		Ainsworth Lumber Co. Ltd., Sr. Notes:
2,500,000	B+	7.250% due 10/1/12	2,356,250
2,500,000	B+	6.750% due 3/15/14 (e)	2,462,500
5,000,000	BB	Bowater Inc., Notes, 6.500% due 6/15/13 (b)	4,787,500
1,875,000	BB-	Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625% due 6/15/11	1,950,000

			13,860,663

		TOTAL MATERIALS	73,388,888

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.9%
2,500,000	BB+	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	3,062,500
275,000	A	BellSouth Corp. Notes, 4.119% due 4/26/06 (e)	275,139
250,000	A+	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08 (b)	255,285
11,750,000	B+	Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10	12,631,250
1,025,000	B+	Intelsat Bermuda Ltd., Sr. Notes, 7.805% due 1/15/12 (e)	1,045,500
3,925,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	4,327,313
400,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)(e)	433,000
1,300,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14	1,378,000
		Qwest Services Corp., Notes:
5,255,000	B	13.500% due 12/15/10 (e)	6,108,938
10,675,000	B	14.500% due 12/15/14 (e)	12,943,438
285,000	A	SBC Communications Inc., Notes, 5.750% due 5/2/06	290,283
301,000	BBB+	Telecom Italia Capital SA, 4.000% due 11/15/08	293,372
275,000	A+	Verizon Communications, Debentures, 6.360% due 4/15/06	281,277
1,700,000	B	Zeus Special Subsidiary Ltd., Sr. Discount Notes, step bond to yield 9.222% due 2/1/15 (e)	1,083,750

			44,409,045

Wireless Telecommunication Services - 1.4%
		American Tower Corp., Sr. Notes:
3,051,000	CCC	9.375% due 2/1/09 (b)	3,218,805
2,500,000	CCC	7.500% due 5/1/12 (b)	2,550,000
1,875,000	CCC	Centennial Communications Corp., Sr. Notes, 10.125% due 6/15/13	2,081,249
		Crown Castle International Corp., Sr. Notes:
3,400,000	CCC+	9.375% due 8/1/11	3,714,500
2,500,000	CCC+	10.750% due 8/1/11	2,681,250
2,500,000	CCC+	7.500% due 12/1/13 (b)	2,756,250
5,000,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	5,849,180
3,000,000	BB	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	3,183,750
3,000,000	CCC	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11	3,322,500

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
Wireless Telecommunication Services - 1.4% (continued)
$2,375,000	CCC-	U.S. Unwired Inc., Secured Notes, Series B,
		10.000% due 6/15/12 (b)	$2,642,188
1,650,000	CCC	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	1,889,250

			33,888,922

		TOTAL TELECOMMUNICATION SERVICES	78,297,967

UTILITIES - 1.7%
Electric Utilities - 1.3%
5,250,000	B-	AES Corp., Sr. Notes, 7.750% due 3/1/14 (b)	5,446,875
		Calpine Corp., Sr. Notes:
2,125,000	B	8.500% due 7/15/10 (b)(e)	1,678,750
1,345,000	CCC+	8.625% due 8/15/10 (b)	944,863
2,500,000	CCC+	Calpine Generating Co., Secured Notes,
		Floating Rate 11.169% due 4/1/11	2,400,000
275,000	A-	Commonwealth Edison Co., First Mortgage Notes,
		7.000% due 7/1/05	277,624
221,000	A	Con Edison Co. of New York, Debentures, Series 98-A,
		6.250% due 2/1/08	231,987
150,000	BBB	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	148,295
7,500,000	B+	Edison Mission Energy, Sr. Notes, 10.000% due 8/15/08	8,371,875
175,000	BBB+	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	169,951
250,000	A-	FPL Group Capital Inc., Notes, 3.250% due 4/11/06	248,498
250,000	A	Georgia Power Co., Sr. Notes, Series J, 4.875% due 7/15/07	253,896
250,000	A+	Niagra Mohawk Power Corp., First Mortgage Notes,
		7.750% due 5/15/06	260,323
4,010,000	B	NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (e)	4,260,625
175,000	BBB-	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	177,481
5,000,000	B+	Reliant Energy Inc., Secured Notes, 9.250% due 7/15/10	5,375,000

			30,246,043

Gas Utilities - 0.4%
		El Paso Corp., Sr. Medium-Term Notes:
400,000	CCC+	7.375% due 12/15/12	389,000
5,000,000	CCC+	7.800% due 8/1/31(b)	4,725,000
3,550,000	CCC+	7.750% due 1/15/32 (b)	3,363,625

			8,477,625

Multi-Utilities - 0.0%
176,000	BBB+	United Utilities PLC, Notes, 6.450% due 4/1/08	185,568

		TOTAL UTILITIES	38,909,236

		TOTAL CORPORATE BONDS (Cost - $538,469,751)	556,465,661

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
CONVERTIBLE BONDS - 11.4%
CONSUMER DISCRETIONARY - 1.1%
Media - 1.1%
$6,000,000	CCC-	Charter Communications Inc., Sr. Notes, 4.750% due 6/1/06	$5,715,000
8,500,000	BB+	Liberty Media Corp., Debentures, 4.000% due 11/15/29 (j)	5,652,500
15,000,000	B	Mediacom Communications Corp., Sr. Notes, 5.250% due 7/1/06	14,812,500

		TOTAL CONSUMER DISCRETIONARY	26,180,000

CONSUMER STAPLES - 0.4%
Food & Drug Retailing - 0.4%
12,000,000	BBB+	General Mills Inc., Debentures, zero coupon bond to yield 1.819% due 10/28/22 (b)	8,565,000

FINANCIALS - 0.2%
Diversified Financials - 0.2%
3,750,000	B-	E*Trade Financial Group, Sub. Notes, 6.000% due 2/1/07	3,815,625

HEALTHCARE - 3.0%
Biotechnology - 2.5%
		BioMarin Pharmaceuticals Inc., Sub. Notes:
6,000,000	NR	3.500% due 6/15/08 (e)	5,107,500
6,000,000	NR	3.500% due 6/15/08	5,107,500
5,000,000	B-	Cephalon, Inc., Sub. Notes, 2.500% due 12/15/06	4,850,000
5,500,000	NR	CV Therapeutics, Inc., Sub. Notes, 4.750% due 3/7/07	5,651,250
		InterMune Inc., Sr. Notes:
7,875,000	NR	0.250% due 3/1/11 (e)	5,866,875
2,000,000	NR	0.250% due 3/1/11	1,490,000
10,000,000	NR	Nektar Therapeutic, Sub. Notes, 3.500% due 10/17/07	9,550,000
10,000,000	NR	NPS Pharmaceuticals Inc., Sr. Notes, 3.000% due 6/15/08	8,650,000
15,000,000	NR	Vertex Pharmaceuticals Inc., Sr. Sub. Notes, 5.750% due 2/15/11 (e)	14,006,250

			60,279,375

Pharmaceuticals - 0.5%
3,500,000	CCC+	Alpharma Inc., Sr. Sub. Notes, 3.000% due 6/1/06	4,462,500
8,000,000	CCC+	Sepracor Inc., Debentures, 5.000% due 2/15/07	8,140,000

			12,602,500

		TOTAL HEALTHCARE	72,881,875

INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
10,000,000	B+	Allied Waste Industries, Sr. Sub. Debentures, 4.250% due 4/15/34	8,462,500

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 2.1%
$35,000,000	B	CIENA Corp., Sr. Notes, 3.750% due 2/1/08	$30,056,250
4,000,000	BB-	Comverse Technology, Inc., Debentures, 1.500% due 12/1/05	3,950,000
16,000,000	B-	Nortel Networks Corp., 4.250% due 9/1/08	14,880,000

			48,886,250

Computers & Peripherals - 0.2%
4,000,000	CCC+	Silicon Graphics Inc., Sr. Notes, 6.500% due 6/1/09	4,050,000

Electronic Equipment & Instruments - 0.3%
15,000,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond to yield 5.747% due 9/12/20	8,156,250

Internet Software & Services - 0.9%
8,000,000	NR	Akamai Technologies, Inc., Sub. Notes, 5.500% due 7/1/07	8,130,000
14,000,000	NR	i2 Technologies Inc., Sub. Notes, 5.250% due 12/15/06	13,492,500

			21,622,500

Semiconductor Equipment & Products - 1.3%
4,000,000	B	Agere Systems, Inc., Sub. Notes, 6.500% due 12/15/09	4,115,000
32,000,000	NR	Atmel Corp., Sub. Notes, zero coupon bond to yield 6.464% due 5/23/21	14,920,000
14,000,000	CCC	Conexant Systems, Inc., Sub. Notes, 4.000% due 2/1/07	12,372,500

			31,407,500

Software - 0.6%
4,000,000	NR	BEA Systems, Inc., Sub. Notes, 4.000% due 12/15/06	3,965,000
11,500,000	NR	Manugistics Group, Inc., Sub. Notes, 5.000% due 11/1/07	10,479,375

			14,444,375

		TOTAL INFORMATION TECHNOLOGY	128,566,875

UTILITIES - 0.9%
Gas Utilities - 0.9%
40,000,000	CCC+	El Paso Corp., Debentures, zero coupon bond to yield 4.462% due 2/28/21	21,300,000

		TOTAL CONVERTIBLE BONDS (Cost - $268,490,037)	269,771,875

ASSET-BACKED SECURITIES - 3.2%
500,000	A+	ACE Securities Corp., Series 2004-OP1, Class M3,
		Floating Rate 4.100% due 4/25/34	501,254
715,632	BBB+	Aegis Net Interest Margin Trust, Series 2004-2N, Class N1,
		4.500% due 4/25/34 (e)	710,982
6,500,000	BB	Ahold Lease USA Inc., Pass-Through Certificates,
		Series 2001-A2, 8.620% due 1/2/25	7,170,312

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.2% (continued)
$1,000,000	A	Ameriquest Mortgage Securities Inc., Series 2003-12,
		Class M2, Floating Rate 4.550% due 11/25/33	$1,027,947
250,000	BBB-	Argent Net Interest Margin Trust, Series 2004-WN10, Class B,
		7.385% due 11/25/34 (e)	250,000
322,370	BBB+	Series 2004-WN8, Class A, 4.700% due 7/25/34 (e)	321,305
3,000,000	A+	Argent Securities Inc., Series 2004-W8, Class M4,
		Floating Rate 4.150% due 5/25/34	3,020,632
		Bayview Financial Acquisition Trust:
400,000	A2*	Series 2001-CA, Class M3, Floating Rate 4.100% due 8/25/36 (e)	399,250
1,014,469	AA	Series 2002-DA, Class M1, Floating Rate 3.700% due 8/25/32 (e)	1,018,623
1,500,000	AA+	Bear Stearns Asset Backed Securities, Inc.,
		Series 2004-HE5, Class M1, Floating Rate 3.420% due 7/25/34	1,500,921
		Bear Stearns Asset Backed Securities, Net Interest Margin Note:
153,876	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (e)	153,001
647,369	BBB	Series 2004-HE1N, Class A1, 5.500% due 2/25/34 (e)	646,562
		Series 2004-HE5N:
444,445	A	Class A1, 5.000% due 7/25/34 (e)	443,024
79,000	BBB	Class A2, 5.000% due 7/25/34 (e)	78,321
545,832	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (e)	543,638
358,669	BB	Chase Commercial Mortgage Securities Corp., Series 2000-FL1A,
		Class E, Floating Rate 4.600% due 12/12/13 (e)	358,553
1,900,000	A	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1,
		Class 2M2, Floating Rate 3.730% due 7/25/33	1,903,844
303,069	BBB	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A,
		Floating Rate 3.950% due 7/25/28	196,995
		Commercial Mortgage Pass-Through Certificates:
2,000,000	AAA	Series 2002-FL6, Class E, Floating Rate 3.810% due 6/14/14 (e)	2,001,706
518,481	A+	Series 2003-FL9, Class E, Floating Rate 3.810% due 11/15/15 (e)	521,799
		Countrywide Asset-Backed Certificates:
1,958,809	AA	Series 1999-2, Class MV1, Floating Rate 3.290% due 5/25/29	1,960,642
750,000	AA	Series 2003-3, Class M4, Floating Rate 4.250% due 3/25/33	757,256
685,141	BBB	Series 2004-2N, Class N1, 5.000% due 2/25/35 (e)	681,034
440,000	AA	Series 2004-5, Class M4, Floating Rate 4.100% due 6/25/34	447,733
575,468	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35 (e)	573,954
1,250,000	AA	Series 2004-BC4, Class M2, Floating Rate 3.700% due 10/25/34	1,256,238
800,385	BBB	Credit-Based Asset Servicing and Securitization LLC,
		Series 2004-AN, Class A, 5.000% due 9/27/36 (e)	790,920
		CS First Boston Mortgage Securities Corp.:
3,236,016	A2*	Series 2001-HE8, Class M2, Floating Rate 3.900% due 2/25/31	3,255,865

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.2% (continued)
$500,000	A	Series 2001-HE16, Class M2, Floating Rate 4.050% due 11/25/31	$503,150
502,419	BBB+	Finance America Net Interest Margin Trust, Series 2004-1,
		Class A, 5.250% due 6/27/34 (e)	499,935
403,901	B	First Consumer’s Master Trust, Series 2001-A, Class A,
		Floating Rate 3.120% due 9/15/08	401,125
1,000,000	A+	First Franklin Mortgage Loan Asset Backed Certificates,
		Series 2004-FF2, Class M4, Floating Rate 3.750% due 3/25/34	1,011,489
599,325	A-	First Franklin Net Interest Margin Trust, Series 2004-FF7A,
		Class A, 5.000% due 9/27/34 (e)	597,365
		Freemont Home Loan Trust:
1,000,000	A+	Series 2004-1, Class M5, Floating Rate 3.950% due 2/25/34	1,000,614
1,750,000	A+	Series 2004-B, Class M4, Floating Rate 4.020% due 5/25/34	1,754,261
454,719	BBB+	Freemont Net Interest Margin Trust, Notes, Series 2004-B,
		4.703% due 5/25/34 (e)	452,991
772,165	AA†	Guaranteed Residential Securities Trust, Series 1999-A, Class A,
		Floating Rate 3.400% due 1/28/30 (e)	758,652
2,318,367	A+	IMPAC CMB Trust, Series 2004-4, Class 2M2,
		Floating Rate 4.350% due 9/25/34	2,326,575
495,172	BBB-	Long Beach Asset Holdings Corp., Series 2004-6, Class N2,
		7.500% due 11/25/34 (e)	477,222
500,000	AA	Long Beach Mortgage Loan Trust, Series 2004-6, Class M2,
		Floating Rate 4.000% due 11/25/34	502,972
1,000,000	AA+	Master Asset Backed Securities Trust, Series 2004-OPT2,
		Class M4, Floating Rate 3.850% due 9/25/34	1,011,031
		Merrill Lynch Mortgage Investors, Inc.:
482,330	BBB+	Series 2004-WM2N, Class N1, 4.500% due 10/25/05 (e)	480,372
463,907	BBB-†	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (e)	463,907
		MLCC Mortgage Investors, Inc.:
750,000	AA-	Series 2004-A, Class B2, Floating Rate 3.770% due 4/25/29	749,201
750,000	AA-	Series 2004-B, Class B2, Floating Rate 3.730% due 5/25/29	755,613
		Morgan Stanley ABS Capital I:
65,887	BBB+	Notes, Series 2004-NC2N, 6.250% due 12/25/33 (e)	65,839
1,600,000	A	Series 2004-HE4, Class M2, Floating Rate 4.150% due 5/25/34	1,600,979
		New Century Home Equity Loan Trust:
1,250,000	A	Series 2001-NC1, Class M2, Floating Rate 3.950% due 6/20/31	1,257,092
1,000,000	A	Series 2003-4, Class M2, Floating Rate 4.670% due 10/25/33	1,027,549
1,500,000	AA-†	North Street Referenced Linked Notes 2000-1, Secured Notes,
		Floating Rate 3.430% due 7/30/10 (e)	787,500

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.2% (continued)
		Novastar Home Equity Loan:
$2,500,000	A	Series 2003-4, Class M2, Floating Rate 4.475% due 2/25/34	$2,577,952
1,000,000	A+	Series 2004-1, Class M4, Floating Rate 3.825% due 6/25/34	1,003,874
1,500,000	A	Series 2004-2, Class M5, Floating Rate 4.350% due 9/25/34	1,529,718
841,539	A	Novastar Net Interest Margin Trust, Notes, Series 2004-N2,
		4.458% due 6/26/34 (e)	837,210
		Option One Mortgage Loan Trust:
1,000,000	A	Series 2002-2, Class M2, Floating Rate 4.000% due 6/25/32	1,004,626
1,300,000	A	Series 2003-4, Class M2, Floating Rate 4.500% due 7/25/33	1,326,997
750,000	AA	Series 2004-2, Class M2, Floating Rate 3.900% due 5/25/34	750,460
		Sail Net Interest Margin Notes:
219,387	Baa2*	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (e)	217,261
4,550,000	BBB-†	Series 2003-BC2A, Class B, 7.750% due 4/25/33 (e)	4,189,277
339,430	BBB	Series 2004-2A, Class A, 5.500% due 3/27/34 (e)	340,821
900,962	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (e)	902,609
761,023	A-	Series 2004-5A, Class A, 4.500% due 6/27/34 (e)	759,834
591,103	A-	Series 2004-8A, Class A, 5.000% due 9/27/34 (e)	588,425
663,760	BB+	Series 2004-10A, Class B, 7.000% due 11/27/34 (e)	647,166
628,607	BBB	Series 2004-11A, Class A2, 4.750% due 1/27/35 (e)	628,840
210,901	BB+	Series 2004-11A, Class B, 7.500% due 1/27/35 (e)	202,531
662,065	A-	Series 2004-AA, Class A, 4.500% due 10/27/34 (e)	661,093
450,617	BBB-	Series 2004-AA, Class B, 7.500% due 10/27/34 (e)	439,915
274,156	BB	Series 2004-BN2A, Class B, 7.000% due 12/27/34 (e)	259,913
245,351	BBB+	Series 2005-1A, Class A, 4.250% due 2/27/35 (e)	244,487
480,177	BB+	Series 2005-1A, Class B, 7.500% due 2/27/35 (e)	467,901
1,458,387	A-	Sasco Net Interest Margin Trust, Series 2003-12XS, Class A,
		7.500% due 4/28/33 (e)	583,355
218,785	Ba2*	Saxon Asset Securities Trust, Series 1999-3, Class BF1A,
		8.640% due 7/25/04	189,694
632,231	BBB	Sharp LLC Net Interest Margin Trust, Series 2004-OP1N,
		5.190% due 4/25/34 (e)	632,762
2,000,000	A	Structured Asset Investment Loan Trust, Series 2003-BC10,
		Class M2, Floating Rate 4.700% due 10/25/33	2,033,082
		Structured Asset Securities Corp.:
1,125,103	AA	Series 1998-2, Class M1, Floating Rate 3.950% due 2/25/28	1,126,234
681,058	AA†	Series 1998-3, Class M1, Floating Rate 3.850% due 3/25/28	681,861
431,985	Aa2*	WMC Mortgage Loan Pass-Through Certificates, Series 1999-A,
		Class M2, Floating Rate 3.903% due 10/15/29	433,353

		TOTAL ASSET-BACKED SECURITIES (Cost - $76,466,951)	76,238,996

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

CONTRACTS	SECURITY	VALUE
PURCHASED OPTIONS - 0.2%
Purchased Put - 0.2%
4,000	S&P 500 Index, Put @ 1,140, Expires 6/18/05 (Cost - $4,340,360)	$5,560,000

	SUB-TOTAL INVESTMENTS (Cost - $2,063,998,197)	2,280,593,994

FACE AMOUNT
SHORT-TERM INVESTMENTS - 15.7%
REPURCHASE AGREEMENT - 3.6%
$84,818,000	Interest in $172,694,000 joint tri-party repurchase agreement dated 3/31/05 with Deutsche Bank Securities Inc., 2.830% due 4/1/05; Proceeds at maturity - $84,824,668; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 10.920% due 10/15/17 to 3/25/35; Market value - $86,514,360) (Cost - $84,818,000)	84,818,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 12.1%
288,341,800	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $288,341,800)	288,341,800

	TOTAL SHORT-TERM INVESTMENTS (Cost - $373,159,800)	373,159,800

	TOTAL INVESTMENTS - 111.9% (Cost - $2,437,157,997**)	2,653,753,794
	Liabilities in Excess of Other Assets - (11.9)%	(282,294,538)

	TOTAL NET ASSETS - 100.0%	$2,371,459,256

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security is held as collateral for open futures contracts.

(d)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.

(f)	All ratings are by Standard & Poor’s Rating Service except for those identified by an asterisk (*), which are rated by Moody’s Investors Service, or by dagger (†) which are rated by Fitch Ratings.

(g)	Security is currently in default.

(h)	Security has been issued with attached warrants.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(j)	Convertible bonds are exchangeable for common stock of Sprint Corp.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

See pages 27 and 28 for definitions of ratings

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “A” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA — Bonds rated “AA” are considered to be investment-grade and of very high credit quality. The obligator’s ability to pay interest and/or dividends and repay principal is very strong.

A — Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB — Bonds rated “BB” carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

CCC — Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity CC and C to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Capital and Income Fund (“Fund”), a separate diversified investment fund of Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in over-the-counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates values.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility

Notes to Schedule of Investments (unaudited) (continued)

that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Option Contracts. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option. The Fund enters into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

(e) Lending of Portfolio Securities. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

(g) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$287,981,313
Gross unrealized depreciation	(71,385,516)

Net unrealized appreciation	$216,595,797

At March 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
To Buy:
S & P 500 Index	100	6/05	$30,235,600	$29,597,500	$(638,100)

At March 31, 2005, the Fund held purchased put options with a total cost of $4,340,360.

At March 31, 2005, the Fund loaned securities having a market value of $282,132,561. The Fund received cash collateral amounting to $288,341,800 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund registered under the 1940 Act.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date:	May 27, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer
Date:	May 27, 2005